Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The unaudited condensed consolidated and combined financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) and present the historical results of operations, and comprehensive income for the three and nine months ended September 30, 2024 and 2023, cash flows for the nine months ended September 30, 2024 and 2023, and the financial position as of September 30, 2024 and December 31, 2023. The interim condensed consolidated and combined financial statements are unaudited but, in the opinion of management, reflect all adjustments necessary for a fair statement of the Company’s consolidated and combined financial position, results of operations and cash flows for the periods presented. These adjustments consist of normal, recurring items. The results of operations for any interim periods are not necessarily indicative of results for the full year.
Effective April 1, 2024, the Company’s financial statements are presented on a consolidated basis, as the Spin-Off was completed on such date. The unaudited financial statements for all periods following the Spin-Off are referred to as the “Condensed Consolidated Financial Statements.” Prior to April 1, 2024, Solventum was a carve-out business of 3M. The Company's financial statements prior to April 1, 2024 were prepared on a combined basis and were derived from the consolidated financial statements and accounting records of 3M, including the historical cost basis of assets and liabilities comprising the Company, as well as the historical revenues, direct costs, and allocations of indirect costs attributable to the operations of the Company, using the historical accounting policies applied by 3M. The historical financial statements of the Company prior to April 1, 2024, are referred to as the “Condensed Combined Financial Statements”.
All intercompany transactions and balances within Solventum have been eliminated. These unaudited condensed consolidated and combined financial statements include certain transactions with 3M, which are disclosed as related party transactions in Note 14 “Related Parties”.
The unaudited condensed consolidated and combined financial statements and related footnotes as of and for the three and nine months ended September 30, 2024 should be read in conjunction with the audited combined financial statements as of and for the year ended December 31, 2023 contained in Exhibit 99.1 to Amendment No. 2 to the Company’s Registration Statement on Form 10 as filed with the SEC on March 11, 2024, which became effective on March 13, 2024 (the “Information Statement”).

Basis of Presentation
The Health Care Business is a carve-out business of 3M Company. The combined financial statements have been derived from the consolidated financial statements and accounting records of 3M, including the historical cost basis of assets and liabilities comprising the Company, as well as the historical revenues, direct costs, and allocations of indirect costs attributable to the operations of the Company, using the historical accounting policies applied by 3M. These combined financial statements do not purport to reflect what the results of operations, comprehensive income, financial position, or cash flows would have been had the Company operated as a separate, standalone entity during the periods presented.
The combined financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission and present the historical results of operations, comprehensive income, and cash flows for the years ended December 31, 2023, 2022 and 2021, and the financial position as of December 31, 2023 and 2022.
New Accounting Pronouncements
New Accounting Pronouncements
The table below provides summaries of applicable new accounting pronouncements issued, but not yet adopted by Solventum.

Standard	Relevant Description	Effective Date for Solventum	Impact of Adoption
ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures	Issued in November 2023. Requires public entities to expand on segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.	Year-end December 31, 2024	The Company has assessed the impact that the updated standard will have on financial statement disclosures and will include expanded disclosures within the business segment footnote in the Company's 2024 Annual Report on Form 10-K.
ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures	Issued in December 2023. Requires disaggregated information about a Company's effective tax rate reconciliation as well as information on income taxes paid.	Year-end December 31, 2025	The Company is currently assessing the impact that the updated standard will have on financial statement disclosures.

The table below provides summaries of applicable new accounting pronouncements issued, but not yet adopted by Health Care.

Standard	Relevant Description	Effective Date for the Health Care Business	Impact and Other Matters
ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures	Issued in November 2023. Requires public entities to expand on segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.	Year-end December 31, 2024.	As this ASU relates to disclosures only, there will be no impact to the Health Care Business’s combined results of operations and financial condition.
ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures	Issued in December 2023. Requires disaggregated information about a Company's effective tax rate reconciliation as well as information on income taxes paid.	Year-end December 31, 2025	As this ASU relates to disclosures only, there will be no impact to the Health Care Business’s combined results of operations and financial condition.

Commitments and Contingencies
Process for Disclosure and Recording of Insurance Receivables Related to Legal Proceedings
The Company estimates insurance receivables based on an analysis of the terms of its numerous policies, including their exclusions, pertinent case law interpreting comparable policies, its experience with similar claims, and assessment of the nature of the claim and remaining coverage, and records an amount it has concluded is recognizable and expects to receive in light of the loss recovery and/or gain contingency models under ASC 450, ASC 610-30, and related guidance. For those insured legal proceedings for which the Company has recorded an accrued liability in its financial statements, the Company also records receivables for the amount of insurance that it concludes as recognizable from the Company’s insurance program. For those insured matters for which the Company has not recorded an accrued liability because the liability is not probable or the amount of the liability is not estimable, or both, but for which the Company has incurred an expense in defending itself, the Company records receivables for the amount of insurance that it concludes as recognizable for the expense incurred.

Process for Disclosure and Recording of Insurance Receivables Related to Legal Proceedings
The Company estimates insurance receivables based on an analysis of the terms of its numerous policies, including their exclusions, pertinent case law interpreting comparable policies, its experience with similar claims, and assessment of the nature of the claim and remaining coverage, and records an amount it has concluded is recognizable and expects to receive in light of the loss recovery and/or gain contingency models under ASC 450, ASC 610-30, and related guidance. For those insured legal proceedings where the Company has recorded an accrued liability in its financial statements, the Company also records receivables for the amount of insurance that it concludes as recognizable from the Company’s insurance program. For those insured matters where the Company has not recorded an accrued liability because the liability is not probable or the amount of the liability is not estimable, or both, but where the Company has incurred an expense in defending itself, the Company records receivables for the amount of insurance that it concludes as recognizable for the expense incurred.